Schedule of loss before tax (Details) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Current financial year			$ 5,500
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current financial year	$ 206,668	$ 224,446		$ 17,104	$ 14,585
Underprovision in previous financial year					65
Amortisation of intangible assets	84,965	24,668		163,093	44,807
Amortisation of right-of-use assets	255,607	232,510		500,144	403,019
Depreciation of property, plant and equipment	245,603	250,522		465,287	455,613
Expenses relating to short-term leases	1,391	2,595		2,785	49,864
Gain on disposal of other investment					(215)
Property, plant and equipment written off					14,083
Salaries, wages and allowances	343,148	574,278		1,205,968	1,053,399
Employees Provident Fund	37,564	63,963		124,239	112,972
Other employees’ benefit	8,882	7,068		86,687	20,276
Loss before tax	$ 389,594	$ 645,309		$ 1,416,894	$ 1,186,647